Assets and Liabilities Held for Sale and Discontinued Operations - Summary of Gain on Sale of Subsidiaries (Parenthetical) (Details)	3 Months Ended
Jun. 30, 2021 CAD ($)
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Income tax